Trading Financial Assets and Futures Trading Activities (Details) ¥ in Millions	6 Months Ended
Jun. 30, 2026 CNY (¥)
Trading Financial Assets and Futures Trading Activities [Abstract]
Realized trading gains	¥ 7.3